Loans Payable	12 Months Ended
Dec. 31, 2014
Loans Payable [Abstract]
LOANS PAYABLE
8.	LOANS PAYABLE

	December 31, 2014	December 31, 2013

Short term portion
Los Alamos County project participation loan	$34,552	$32,870
Los Alamos Bank term loan	-	247,912
	34,552	280,782
Long term portion
Los Alamos County project participation loan	142,502	177,053
Total	$177,054	$457,835

The amortization of the principal outstanding on the loans payable is as follows:

Amount

Within 1 year	$34,552
1 to 2 years	36,319
2 to 3 years	38,178
3 to 4 years	40,131
Thereafter	27,874
Total	$177,054

Los Alamos County project participation loan

The Company entered into a Project Participation Agreement (as Amended) and a Loan Agreement with the Incorporated County of Los Alamos as of September 21, 2006. The Agreement provided for funding up to a maximum of $2,200,000 for the construction of a building and purchase of equipment. The maximum amount of equipment to be funded out of the total available loan of $2,200,000 was $625,000. The term of the loan is 13 years. The loan agreement provided for no repayments for 36 months with 120 equal monthly repayments commencing on September 21, 2009. The interest rate on the loan is 5% per annum. The assets funded in terms of the Project Participation Agreement and the Loan Agreement is to be used as security for the balance of the loan outstanding. The Company made use of the loan to purchase assets amounting to $302,009 during the 2007 financial year. Repayments of the loan commenced on September 21, 2009 at an interest rate of 5% per annum with equal monthly repayments of $3,547, inclusive of interest. The Company owed $177,054 and $209,923 as of December 31, 2014 and 2013, respectively.

Los Alamos National Bank (“LANB”)

On September 16, 2013 the Company executed a term loan agreement for $267,392 with LANB to replace a previous revolving draw loan and a previous commercial loan. The loan carried interest at the Wall Street Journal Prime rate plus 2.0% with a floor of 7.0% per annum. The loan was due to mature on September 16, 2016 and was repayable in 36 monthly installments of $8,256, inclusive of interest, which installment may vary depending on the variable interest rate mentioned above. This loan was secured by accounts receivable and other rights to payments, instruments, documents and other chattel paper, general intangibles and fixed assets. This loan had been advanced to both the Company and XRpro Corp., a wholly owned subsidiary, jointly and severally, and had been guaranteed by Dr. Benjamin Warner and his wife. On April 11, 2014, the remaining balance on the term loan together with interest thereon, totaling $227,717 was repaid. The guarantees provided by Dr. Benjamin Warner and his wife have also been cancelled. The Company owed $247,912 as of December 31, 2013.